Shareholder Report, Holdings (Details)	Jul. 31, 2026
REX-Osprey(TM) DOGE ETF | Doge Coin [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.75%
REX-Osprey(TM) DOGE ETF | 21Shares Dogecoin ETP [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
REX-Osprey(TM) DOGE ETF | First American Government Obligations Fund - Class X 3.583% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
REX-Osprey(TM) DOGE ETF | Marex Repurchase Agreement 4.215% 8/5/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(167.37%)
REX-Osprey(TM) DOGE ETF | Crypto Currencies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.75%
REX-Osprey(TM) DOGE ETF | Exchange Traded Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
REX-Osprey(TM) DOGE ETF | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
REX-Osprey(TM) DOGE ETF | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(167.37%)
REX-Osprey(TM) SOL + Staking ETF | First American Government Obligations Fund - Class X 3.583% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
REX-Osprey(TM) SOL + Staking ETF | Marex Repurchase Agreement 4.215% 8/5/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(151.07%)
REX-Osprey(TM) SOL + Staking ETF | Solana [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.43%
REX-Osprey(TM) SOL + Staking ETF | CoinShares Physical Staked Solana [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.15%
REX-Osprey(TM) SOL + Staking ETF | JitoSOL (Liquid Staking Token on Solana) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
REX-Osprey(TM) SOL + Staking ETF | Crypto Currencies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.04%
REX-Osprey(TM) SOL + Staking ETF | Exchange Traded Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.15%
REX-Osprey(TM) SOL + Staking ETF | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
REX-Osprey(TM) SOL + Staking ETF | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(151.07%)